Summary of Historical Cost of Partnership's Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross	$ 5,130,255	$ 2,954,868
Accumulated depreciation	(590,614)	(480,555)
Total net, property, plant and equipment	4,636,557	2,527,924
Cash Distributions for Limited and General Partner
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross	5,227,171	3,008,479
Accumulated depreciation	(590,614)	(480,555)
Total net, property, plant and equipment	4,636,557	2,527,924
Cash Distributions for Limited and General Partner | Gas Gathering Systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	20 years
Property Plant And Equipment Gross	5,130,255	2,954,868
Cash Distributions for Limited and General Partner | Other Fixed Assets
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Gross	$ 96,916	$ 53,611
Cash Distributions for Limited and General Partner | Other Fixed Assets | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	2 years
Cash Distributions for Limited and General Partner | Other Fixed Assets | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	39 years